Taxes on income	12 Months Ended
Dec. 31, 2021
Taxes on income [Abstract]
TAXES ON INCOME

NOTE 14 - TAXES ON INCOME:

Taxes on income:

Israeli corporate tax rate was 23% in 2021 and 2020.

Net operating losses carry forwards:

As of December 31, 2021, the Company has carried forward tax losses of approximately 8,995, which may be carried forward and offset against taxable income for an indefinite period in the future. The Company did not recognize deferred tax assets relating to carry forward losses in the financial statements because their utilization in the foreseeable future is not probable. As of December 31, 2021, the Company has temporary differences of 2,379 for which no deferred tax asset was recognized.

Theoretical tax:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Loss before taxation	(16,955)	(7,228)	(4,575)
Theoretical tax credit at applicable statutory rate for 2021 and 2020: 23%	(3,900)	(1,662)	(1,052)
Non-allowable expenses	(2,070)	4,733	3,305
Temporary differences and tax losses for which no Deferred Tax Asset is recognized	(1,830)	(3,071)	(2,253)
Income tax benefit	-	-	-